UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, DC 20549"

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-5037

Professionally Managed Portfolios - The Perkins Discovery Fund
(Exact name of registrant as specified in charter)

777 East Wisconsin Ave
Milwaukee WI 	53202
(Address of principal executive offices)	(Zip Code)

Robert M. Slotky
Professionally Managed Portfolios
"2020 E. Financial Way, Ste."
Glendora CA 91741
(Name and address of agent for service)

"Registrant's telephone number, including area code:  (414) 765-5344"

Date of fiscal year end:  March 31

"Date of reporting period: June 30, 2008"

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and Rule 30b1-4 thereunder
       (17 CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

"A registrant is required to disclose the information specified by Form N-PX," and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget
(OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing "the burden to the Secretary, Securities and Exchange Commission,"
450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s3507.



Company Name	Meeting Date	Cusip	Ticker
"Adams Golf, Inc."	5/20/2008	006228-20-9	ADGF

			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - John M. Gregory	Issuer
For	For	Director - Robert D. Rogers	Issuer
For	For	Directors' Proposal - Ratify the
		appointment of KBA Group LLP as
           		the Company's independent auditors
       		for 2008.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Adams Golf, Inc."	2/4/2008	006228-10-0	ADGO

			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
Against	For	Directors' Proposal - To amend the
		Company's Certificate of Incorporation
		to effect a one for four reverse
		stock split of the outstanding
		shares of the Company's common stock.	Issuer

Company Name	Meeting Date	Cusip	Ticker
ADDvantage Tech Group	3/6/2008	006743-30-6	AEY

			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Kenneth A. Chymiak	Issuer
For	For	Director - David E. Chymiak	Issuer
For	For	Director - Thomas J. Franz	Issuer
For	For	Director - Paul F. Largess	Issuer
For	For	Director - James C. McGill	Issuer
For	For	Director - Daniel E. O'Keefe	Issuer
For	For	Director - Stephen J. Tyde	Issuer
For	For	Proposal to ratify the appointment
		of Hogan & Slovacek as our
		independent auditors.	Issuer


Company Name	Meeting Date	Cusip	Ticker
"Antares Pharma, Inc."	5/14/2008	036642-10-6	AIS

			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Dr. Paul K. Wotton	Issuer
For	For	Director - Dr. Leonard S. Jacob	Issuer
For	For	To approve and adopt an Amendment
		to the Company's Certificate of
		Incorporation to increase the
		number of authorized shares of
		"common stock, par value $0.01 per"
		"share, of the Company from"
		"100,000,000 shares to 150,000,000"
		shares.	Issuer
For	For	To approve the adoption of the Antares
		"Pharma, Inc. 2008 Equity Compensation"
		Plan.	Issuer
For	For	To ratify the appointment of KPMG LLP
		as our independent registered public
		accounting firm for our fiscal year
		"ending December 31, 2008."	Issuer


Company Name	Meeting Date	Cusip	Ticker
Access Integrated Techn	9/18/2007	004329-10-8	AIXD

			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - A. Dale Mayo	Issuer
For	For	Director - Kevin J. Farrell	Issuer
For	For	Director - Gary S. Loffredo	Issuer
For	For	Director - Wayne L. Clevenger	Issuer
For	For	Director - Gerald C. Crotty	Issuer
For	For	Director - Robert Davidoff	Issuer
For	For	Director - Matthew W. Finlay	Issuer
For	For	Director - Brett E. Marks	Issuer
For	For	Director - Robert E. Mulholland	Issuer
For	For	Proposal to Amend the Company's
		First Amended and Restated 2000
		Stock Option Plan to allow Class
		"A Common Stock, Restricted Class"
		"A Common Stock, Stock Appreciation"
		"Rights, Performance Awards and"
		"other Equity-Based Awards, in"
		"addition to Stock Options, to be"
		granted.	Issuer
For	For	Proposal to ratify the appointment
		of Eisner LLP as our independent
		auditors for the fiscal year ending
		"March 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Appliance Recycling
"Ctrs of America, Inc."	5/15/2008	03814F-20-5	ARCI
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Edward R. Cameron	Issuer
For	For	Director - Duane S. Carlson	Issuer
For	For	"Director - Thomas Hunt, Jr."	Issuer
For	For	Director - Morgan Wolf	Issuer
For	For	Director - Glynnis Jones	Issuer

Company Name	Meeting Date	Cusip	Ticker
Asyst Technologies	9/18/2007	04648X-10-7	ASYT
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	"Director - S.S. Schwartz, PhD"	Issuer
For	For	Director - Stanley Grubel	Issuer
For	For	Director - Tsuyoshi E. Kawanishi	Issuer
For	For	Director - Robert A. McNamara	Issuer
For	For	Director - Anthony E. Santelli	Issuer
For	For	Director - William Simon	Issuer
For	For	Director - Walter W. Wilson	Issuer
For	For	To approve Amending our 2003 Equity
		Incentive Plan to increase from
		"4,900,000 shares to 5,900,000 the"
		aggregate number of shares of common
		stock authorized for issuance under
		"this Plan, and available for grant"
		as incentive stock options.	Issuer
For	For	To ratify the selection of
		PricewaterhouseCoopers LLP as our
		independent registered public
		accounting firm for the fiscal
		year 2008.	Issuer

Company Name	Meeting Date	Cusip	Ticker
American Tech Corp	5/14/2008	030145-20-5	ATCO
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Elwood G. Norris	Issuer
For	For	Director - Thomas R. Brown	Issuer
For	For	Director - Daniel Hunter	Issuer
For	For	Director - Raymond C. Smith	Issuer
For	For	Director - Laura M. Clague	Issuer
For	For	To ratify the selection of
		"Squar, Milner, Peterson, Miranda"
		"& Williamson, LLP as independent"
		registered public accounting firm
		of the Company for the fiscal
		"year ending September 30, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Brooke Corp.	5/15/2008	112502-10-9	BXXX
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Robert D. Orr	Issuer
For	For	Director - Leland G. Orr	Issuer
For	For	Director - John L. Allen	Issuer
For	For	Director - Joe L. Barnes	Issuer
For	For	Director - Mitchell G. Holthus	Issuer
For	For	Proposal to ratify the appointment
		"of Summers, Spencer & Callison,"
		"CPAs, chartered as the Company's"
		independent registered public
		accounting firm for the fiscal
		"year ending December 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Coleman Cable, Inc."	4/30/2008	193459-30-2	CCIX
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Shmuel D. Levinson	Issuer
For	For	Director - James G. London	Issuer
For	For	Director - Dennis J. Martin	Issuer
For	For	Director - Isaac M. Neuberger	Issuer
For	For	Director - Harmon S. Spolan	Issuer
For	For	Approval of an amendment and
		restatement to the Company's
		Long-Term Incentive Plan.	Issuer
For	For	To ratify the selection of Deloitte
		& Touche LLP as independent auditors
		of the Company for its fiscal year
		"ending December 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
CardioGenesis Corp	5/19/2008	14159W-10-9	CGCP
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	"Director - Gary S. Allen, MD"	Issuer
For	For	Director - Paul J. McCormick	Issuer
For	For	Director - Robert T. Mortensen	Issuer
For	For	Director - Ann T. Sabahat	Issuer
For	For	"Director - Marvin J. Slepian, MD"	Issuer
For	For	Director - Gregory D. Waller	Issuer
For	For	To ratify the appointment of KMJ
		Corbin & Company LLP as the
		Company's independent registered
		Public accounting firm for the
		"fiscal year ending December 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Compellent Tech Inc.	5/20/2008	20452A-10-8	CML
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Philip E. Soran	Issuer
For	For	Director - Sven A. Wehrwein	Issuer
For	For	To ratify the selection of Grant
		Thornton LLP as Compellent's
		independent registered public
		accounting firm for the year ending
		"December 31, 2008, as described in"
		the accompanying Proxy Statement.	Issuer

Company Name	Meeting Date	Cusip	Ticker
Commtouch Software Ltd.	12/14/2007	M25596-10-3	CTCH
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Gideon Mantel	Issuer
For	For	Director - Amir Lev	Issuer
For	For	Director - Aviv Raiz	Issuer
For	For	Director - Nahum Sharfman	Issuer
For	For	Director - Lloyd D. Shefsky	Issuer
For	For	To approve the compensation terms of
		Officers who are also Directors of
		the Company.	Issuer
For	For	To ratify the appointment and
		"compensation of Kost, Forer, Gabbay"
		& Fasierer (A member firm of Ernst
		& Young Global) as the Company's
		independent public accountants for 2007.	Issuer
For	For	To empower the Board to Amend the
		Company's Amended and Restated Articles
		of Association to effect a reverse stock
		split of ordinary shares at a ratio of
		one-for-three. 	Issuer
For	For	To approve an increase in allotment of
		ordinary shares available under the
		Company's Pool of Options covering
		its Options Plan.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Computer Task Gp, Inc"	5/14/2008	205477-10-2	CTGX
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - James R. Boldt	Issuer
For	For	Director - Thomas E. Baker	Issuer
For	For	Director - William D. McGuire	Issuer
For	For	To consider and act upon a proposal
		to approve and ratify an Amendment
		to the Company's 2000 Equity Award
		Plan to increase the number of shares
		of the Company's common stock
		authorized for issuance under the
		"Plan by 650,000 shares."	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Ebix, Inc."	11/15/2007	278715-20-6	EBIX
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Robin Raina	Issuer
For	For	Director - Hans U. Benz	Issuer
For	For	Director - Pavan Bhalla	Issuer
For	For	Director - Neil D. Eckert	Issuer
For	For	Director - Rolf Herter	Issuer
For	For	Director - Hans Ueli Keller	Issuer

Company Name	Meeting Date	Cusip	Ticker
EDAP TMS S.A.	6/26/2008	268311-10-7	EDAP
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Reading of the Boards' Report on
		the Activity; the Situation and the
		Financial Statements relating to
		"fiscal year ended December 31, 2007;"
		Reading of the Boards' Special and
		"Complementary Reports, all as more"
		fully described in the Proxy Statement.	Issuer
For	For	Allocation of the Loss for the fiscal
		"year ended December 31, 2007."	Issuer
For	For	Reading and Approval of the Special
		Report of the Statutory Auditor on
		the Agreements referred to in Article
		L.225-38 of the French Commercial Code;
		approval of the Agreements as mentioned
		in the said Report.	Issuer
For	For	Determination of Attendance Fees to be
		allocated to the Board of Directors.	Issuer
For	For	Renewal of the Mandate of Mr. Philippe
		Chauveau as Director.	Issuer
For	For	Renewal of the Mandate of Mr. Hugues
		De Bantel as Director.	Issuer
For	For	Renewal of the Mandate of Mr. Pierre
		Beysson as Director.	Issuer
For	For	Renewal of the Mandate of Mr. Jean-Philippe
		Deschamps as Director.	Issuer
For	For	Renewal of the Mandate of Mr. Karim
		Fizazi as Director.	Issuer

Company Name	Meeting Date	Cusip	Ticker
Elixir Gaming Tech Inc.	12/17/2007	28661G-10-5	EGT
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Gordon Yuen	Issuer
For	For	Director - Vincent L. Divito	Issuer
For	For	Director - Robert L. Miodunski	Issuer
For	For	Director - Paul Harvey	Issuer
For	For	Director - Joe Pisano	Issuer
For	For	Director - Lorna Patajo-Kapunan	Issuer
For	For	Director - Clarence Chung	Issuer
For	For	Director - John W. Crawford	Issuer
For	For	Approve the issuance of shares of
		our common stock to Elixir Group
		in exchange for the cancellation
		of certain outstanding warrants
		pursuant to the Securities Amendment
		and Exchange Agreement.	Issuer
For	For	Vote on the adjournment or postponement
		of the Annual Meeting to another time
		and date if such action is necessary
		for the Board of Directors to solicit
		additional proxies in favor of
		Proposal 1 and 2.	Issuer
For	For	"In their discretion, the proxies are"
		authorized to vote upon such other
		business as may properly come before
		the meeting.	Issuer

Company Name	Meeting Date	Cusip	Ticker
Granite City Fd & Brew	10/30/2007	38724Q-10-7	GCFB
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Steven J. Wagenheim	Issuer
For	For	Director - Arthur E. Pew III	Issuer
For	For	Director - James G. Gilbertson	Issuer
For	For	Director - Bruce H. Senske	Issuer
For	For	Director - Eugene E. McGowan	Issuer
For	For	Director - Dermot F. Rowland	Issuer
For	For	To approve the Amendment to our
		22 Equity Incentive Plan	Issuer
For	For	To ratify the appointment of
		"Schechter, Dokken, Kanter, Andrews"
		"& Selcer, Ltd. as our independent"
		registered public accounting firm
		for the fiscal year ending December
		"25, 2007."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Globecomm Systems Inc.	11/15/2007	37956X-10-3	GCOM
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Richard E. Caruso	Issuer
For	For	Director - David E. Hershberg	Issuer
For	For	"Director - H.L. Hutcherson, Jr."	Issuer
For	For	Director - Brian T. Maloney	Issuer
For	For	Director - Kenneth A. Miller	Issuer
For	For	Director - Jack A. Shaw	Issuer
For	For	Director - A. Robert Towbin	Issuer
For	For	Director - C.J. Waylan	Issuer
For	For	Ratification of independent
		registered public accounting firm:
		Proposal to ratify the appointment
		"of Ernst & Young LLP, as independent"
		registered public accounting firm
		for the Company as described in the
		Proxy Statement.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Gerber Scientific, Inc."	9/20/2007	373730-10-0	GRB
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Donald P. Aiken	Issuer
For	For	Director - Marc T. Giles	Issuer
For	For	Director - Edward G. Jepsen	Issuer
For	For	Director - Randall D. Ledford	Issuer
For	For	Director - John R. Lord	Issuer
For	For	Director - Carole F. St. Mark	Issuer
For	For	Director - W. Jerry Vereen	Issuer
For	For	Proposal to ratify the appointment
		of PricewaterhouseCoopers LLP as
		the Company's registered public
		accounting firm for the 2008 fiscal
		year.	Issuer

Company Name	Meeting Date	Cusip	Ticker
Health Fitness Corp	5/29/2008	42217V-10-2	HFIT
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - David F. Durenberger	Issuer
For	For	Director - K. James Ehlen	Issuer
For	For	Director - Gregg O. Lehman	Issuer
For	For	Director - Robert J. Marzec	Issuer
For	For	Director - Jerry V. Noyce	Issuer
For	For	Director - John C. Penn	Issuer
For	For	Director - Curtis M. Selquist	Issuer
For	For	Director - Mark W. Sheffert	Issuer
For	For	Director - Linda Hill Whitman	Issuer
For	For	Director - Rodney A. Young	Issuer
For	For	Ratify selection of Grant
		Thornton LLP as independent
		registered public accounting firm.	Issuer

Company Name	Meeting Date	Cusip	Ticker
Heska Corporation	5/6/2008	42805E-10-8	HSKA
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Louise L. McCormick	Issuer
For	For	"Director - John F. Sasen, Sr."	Issuer
For	For	To ratify the appointment of
		Ehrhardt Keefe Steiner &
		Hottman PC as Heska Corporation's
		independent registered public
		accountant.	Issuer
For	For	To consider such other business
		as may properly come before the
		2008 Annual Meeting.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"I-Many, Inc."	5/30/2008	44973Q-10-3	IMNY
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Reynolds C. Bish	Issuer
For	For	Director - James H. Dennedy	Issuer
For	For	Director - Steven L. Fingerhood	Issuer
For	For	Director - Murray B. Low	Issuer
For	For	Director - Mark R. Mitchell	Issuer
For	For	Director - Karl E. Newkirk	Issuer
For	For	Director - John A. Rade	Issuer
For	For	"To approve the I-Many, Inc. Stock"
		Incentive Plan	Issuer
For	For	To ratify the selection of BDO
		"Seidman, LLP as the Company's"
		independent auditor for the
		current fiscal year.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Integramed Amer, Inc."	5/13/2008	45810N-30-2	INMD
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Kush K. Agarwal	Issuer
For	For	Director - Gerardo Canet	Issuer
For	For	Director - Jay Higham	Issuer
For	For	Director - Sarason D. Liebler	Issuer
For	For	Director - Wayne R. Moon	Issuer
For	For	Director - Lawrence J. Stuesser	Issuer
For	For	Director - Elizabeth E. Tallett	Issuer
For	For	"Director - Yvonne S. Thornton, M D"	Issuer

Company Name	Meeting Date	Cusip	Ticker
"IRIS Intl, Inc."	6/13/2008	46270W-10-5	IRIS
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	"Director - Thomas H. Adams, PhD"	Issuer
For	For	Director - Steven M. Besbeck	Issuer
For	For	Director - Cesar Garcia	Issuer
For	For	Director - Michael D. Matte	Issuer
For	For	Director - Richard G. Nadeau	Issuer
For	For	Director - Stephen E. Wasserman	Issuer
For	For	Director - Richard H. Williams	Issuer
For	For	Proposal to ratify the selection
		"of BDO Seidman, LLP as the Company's"
		independent registered public
		accounting firm for the fiscal
		"year ending December 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Insignia Systems, Inc."	5/21/2008	45765Y-10-5	ISIG
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Donald J. Kramer	Issuer
For	For	Director - Scott F. Drill	Issuer
For	For	Director - Peter V. Derycz	Issuer
For	For	Director - Reid V. MacDonald	Issuer
For	For	Director - W. Robert Ramsdell	Issuer
For	For	Director - Gordon F. Stofer	Issuer
For	For	To approve the Senior Management
		Litigation Incentive Plan.	Issuer
For	For	To approve an Amendment to the
		Company's 2003 Incentive Stock
		Option Plan to increase the number
		of shares reserved for issuance
		"under the Plan from 1,875,000 to"
		"2,375,000 shares."	Issuer
For	For	To ratify the appointment of Grant
		Thornton LLP as the independent
		registered public accounting firm
		for the current year.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Iteris, Inc."	9/21/2007	46564T-10-7	ITI
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Richard Char	Issuer
For	For	"Director - Kevin C. Daly, PhD"	Issuer
For	For	Director - Gregory A. Miner	Issuer
For	For	Director - Abbas Mohaddes	Issuer
For	For	Director - John W. Seazholtz	Issuer
For	For	Director - Joel Slutzky	Issuer
For	For	Director - Thomas L. Thomas	Issuer
For	For	To approve the Amendment to our
		Certificate of Incorporation to
		increase the number of authorized
		shares of our common stock by
		"20,000,000 from 50,000,000 shares"
		"to 70,000,000 shares."	Issuer
For	For	"To approve the Iteris, Inc. 2007"
		Omnibus Incentive Plan and the
		"issuance of up to 850,000 shares"
		of common stock thereunder.	Issuer
For	For	"Ratification of McGladrey & Pullen,"
		LLP as the independent auditors of
		Iteris for the fiscal year ending
		"March 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Lakes Entertainmnt	6/4/2008	51206P-10-9	LACO
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Lyle Berman	Issuer
For	For	Director - Timothy J. Cope	Issuer
For	For	Director - Morris Goldfarb	Issuer
For	For	Director - Neil I. Sell	Issuer
For	For	Director - Ray Moberg	Issuer
For	For	Director - Larry C. Barenbaum	Issuer
For	For	Director - Richard D. White	Issuer
For	For	To ratify the appointment of
		"Pierce, Bowler, Taylor & Kern"
		as the Company's independent
		registered public accounting
		firm for the 2008 fiscal year.	Issuer

Company Name	Meeting Date	Cusip	Ticker
Landec Corporation	10/11/2007	514766-10-4	LNDC
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Gary T. Steele	Issuer
For	For	Director - Nicholas Tompkins	Issuer
For	For	"Director - Duke K. Bristow, PhD"	Issuer
For	For	Director - Robert Tobin	Issuer
For	For	To ratify the appointment of
		Ernst & Young LLP as the
		Company's independent registered
		public accounting firm for the
		"fiscal year ending May 25, 2008."	Issuer
For	For	To authorize and approve a change
		of the Company's domicile from
		California to Delaware effected
		"by the Merger of the Company, a"
		"California Corporation, with and"
		"into Landec Corporation, a newly"
		formed wholly-owned subsidiary of
		the Company incorporated under the
		"Delaware General Corporation Law,"
		all is more fully described in the
		Proxy Statement.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Mathstar, Inc."	5/22/2008	576801-20-3	MATH
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Douglas M. Pihl	Issuer
For	For	Director - Benno G. Sand	Issuer
For	For	Director - Merrill A. McPeak	Issuer
For	For	"Director - Morris Goodwin, Jr."	Issuer
For	For	Director - Michael O. Maerz	Issuer
For	For	To consider an Amendment to the
		"Mathstar, Inc. 2004 Amended and"
		Restated Long-Term Incentive Plan.	Issuer
For	For	To consider an Amendment to the
		Certificate of Incorporation of
		"Mathstar, Inc. to accomplish a"
		one-for-five reverse split of
		"shares of Mathstar, Inc. common"
		stock.	Issuer
For	For	Ratification of appointment of
		PricewaterhouseCoopers LLP as the
		Company's independent certified
		public accounting firm.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"MedicalCV, Inc."	10/11/2007	584639-40-5	MCVI
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Susan L. Critzer	Issuer
For	For	Director - Marc P. Flores	Issuer
For	For	Director - David A. Chazanovitz	Issuer
For	For	Director - Richard J. Faleschini	Issuer
For	For	Director - Larry G. Haimovitch	Issuer
For	For	Director - David B. Kaysen	Issuer
For	For	Director - Paul K. Miller	Issuer
For	For	"Director - Robert Paulson, Jr."	Issuer
For	For	To approve the amendment of our
		Restated Articles of Incorporation.	Issuer
For	For	To approve the amendment of our
		Amended and Restated 2001 Equity
		Incentive Plan.	Issuer
For	For	To approve the amendment of our
		25 Director Stock Option Plan.	Issuer
For	For	To ratify the appointment of
		"Lurie Besikof Lapidus & Company,"
		LLP as our independent auditors
		for the fiscal year ending
		"April 30, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Micrus Endovascular	9/20/2007	59518V-10-2	MEND
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Michael R. Henson	Issuer
For	For	Director - John T. Kilcoyne	Issuer
For	For	Director - Jeffrey H. Thiel	Issuer
For	For	To ratify the appointment of
		PricewaterhouseCoopers LLP as the
		Company's independent registered
		public accounting firm for the fiscal
		"year ending March 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Navarre Corporation	9/13/2007	639208-10-7	NAVR
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Keith A. Benson	Issuer
For	For	Director - Cary L. Deacon	Issuer
For	For	Director - Timothy R. Gentz	Issuer
For	For	Director - Tom F. Weyl	Issuer
For	For	Ratifying the appointment of
		Grant Thornton LLP.	Issuer
For	For	Approving an Amendment to the
		Amended and Restated 2004 Stock
		Plan to increase the number of
		shares available for issuance
		under the Plan as described in
		the accompanying Proxy Statement.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Nature Vision, Inc."	5/2/2008	63902E-10-6	NRVN
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Scott S. Meyers	Issuer

Company Name	Meeting Date	Cusip	Ticker
NVE Corporation	9/6/2007	629445-20-6	NVEC
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Terrence W. Glarner	Issuer
For	For	Director - Daniel A. Baker	Issuer
For	For	Director - James D. Hartman	Issuer
For	For	Director - Patricia M. Hollister	Issuer
For	For	Director - Robert H. Irish	Issuer
For	For	To ratify the appointment of Ernst
		& Young LLP as our independent
		registered public accounting firm
		for the fiscal year ending
		"March 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Oculus Innovative 	9/30/2007	67575P-10-8	OCLS
"Sciences, Inc."
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Hojabr Alimi	Issuer
For	For	Director - Akihisa Akao	Issuer
For	For	Director - Jay Birnbaum	Issuer
For	For	Director - Edward Brown	Issuer
For	For	Director - Robert Burlingame	Issuer
For	For	Director - Richard Conley	Issuer
For	For	Director - Gregory French	Issuer
For	For	Director - James Schutz	Issuer
For	For	To ratify the appointment of Marcum
		& Kleigman LLP as the Company's
		independent registered public
		accounting firm.	Issuer
For	For	To approve the Amendment and
		Restatement of the Company's
		2006 Stock Incentive Plan.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"RCM Technologies, Inc."	6/12/2008	749360-40-0	RCMT
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Leon Kopyt	Issuer
For	For	Director - Stanton Remer	Issuer
For	For	Ratification of the appointment
		by the Board of Directors of
		Grant Thornton LLP as independent
		accountants for the Company for
		the fiscal year ending
		"December 27, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Wireless Ronin	11/15/2007	97652A-20-3	RNIN
"Technologies,  Inc"
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Jeffrey C. Mack	Issuer
For	For	Director - William F. Schnell	Issuer
For	For	Director - Carl B. Walking Eagle Sr.	Issuer
For	For	Director - Gregory T. Barnum	Issuer
For	For	Director - Thomas J. Moudry	Issuer
For	For	Director - Brett A. Shockley	Issuer
For	For	To approve the amendment to our 26
		Equity Incentive Plan.	Issuer
For	For	To approve our 2007 Associate
		Stock Purchase Plan.	Issuer
For	For	To ratify the appointment of Virchow
		"Krause & Company, LLP as our"
		independent auditors for the year
		"ending December 31, 2007."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Wireless Ronin	6/5/2008	97652A-20-3	RNIN
"Technologies, Inc"
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Jeffrey C. Mack	Issuer
For	For	Director - Gregory T. Barnum	Issuer
For	For	Director - Thomas J. Moudry	Issuer
For	For	Director - William F. Schnell	Issuer
For	For	Director - Brett A. Shockley	Issuer
For	For	Director - Geoffrey J. Obeney	Issuer
For	For	To ratify the appointment of Virchow
		"Krause & Company, LLP as our"
		independent auditors for the year
		"ending December 31, 2008."	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Rush Enterprises, Inc."	9/20/2007	781846-20-9	RUSHA
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Proposal to Amend the Company's
		Restated Articles of Incorporation
		to increase the total number of
		shares of Class A common stock
		that the Company is authorized to
		"issue from 40,000,000 to"
		"60,000,000 and to increase the"
		total number of shares of Class B
		common stock that the Company is
		"authorized to issue from 10,000,000"
		"to 20,000,000."	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Softbrands, Inc."	2/19/2008	83402A-10-7	SBN
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Dann V. Angeloff	Issuer
For	For	Director - George H. Ellis	Issuer
For	For	Director - John Hunt	Issuer
For	For	To approve an Amendment to the 21
		Stock Incentive Plan to increase
		"authorized shares by 1,500,000."	Issuer

Company Name	Meeting Date	Cusip	Ticker
Span-America Medical	2/7/2008	846396-10-9	SPAN
"Systems, Inc."
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Richard C. Coggins	Issuer
For	For	"Director - Thomas F. Grady, Jr."	Issuer
For	For	Director - Dan R. Lee	Issuer

Company Name	Meeting Date	Cusip	Ticker
Spectrum Brands Inc.	4/29/2008	84762L-10-5	SPC
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Barbara S. Thomas	Issuer
For	For	Director - John S. Lupo	Issuer
For	For	To ratify the appointment of KPMG
		LLP as the Company's independent
		registered public accounting firm
		for the fiscal 2008.	Issuer
Against	Against	Shareholder Proposal regarding
		Declassifcation of the Board of
		Directors.	Security Holder

Company Name	Meeting Date	Cusip	Ticker
Titan Machinery Inc.	6/3/2008	88830R-10-1	TITN
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Tony Christianson	Issuer
For	For	Director - James Irwin	Issuer

Company Name	Meeting Date	Cusip	Ticker
"UFP Technologies, Inc."	6/4/2008	902673-10-2	UFPT
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Richard L. Bailly	Issuer
For	For	Director - David K. Stevenson	Issuer
For	For	"Director - Robert W. Pierce, Jr."	Issuer
For	For	To Amend the 1998 Director Stock
		Option Incentive Plan as described
		in the accompanying Proxy Statement.	Issuer
For	For	To Amend the 2003 Incentive Plan
		as described in the accompanying
		Proxy Statement.	Issuer
For	For	If submitted to a vote of the
		"Company's Stockholders, to adjourn"
		"the Annual Meeting including, if"
		"necessary, to solicit additional"
		Proxies in favor of the foregoing
		"proposals, as described in the"
		accompanying Proxy Statement.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Uroplasty, Inc."	9/13/2007	917277-20-4	UPI
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Thomas E. Jamison	Issuer
For	For	Director - James P. Stauner	Issuer

Company Name	Meeting Date	Cusip	Ticker
Vendingdata Corporation	9/10/2007	92261Q-20-2	VNX
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - James E. Crabbe	Issuer
For	For	Director - Vincent L. Divito	Issuer
For	For	Director - Robert L. Miodunski	Issuer
For	For	Director - Paul Harvey	Issuer
For	For	Director - Mark R. Newburg	Issuer
For	For	Director - Gordon Yuen	Issuer
For	For	Director - Joe Pisano	Issuer
For	For	Director - Lorna Patajo-Kapunan	Issuer
For	For	Approve the Securities Purchase
		and Product Participation Agreement
		with Elixir Group Limited and the
		issuance of our common stock and
		warrants pursuant thereto.	Issuer
For	For	Approve the grant of options to
		"acquire 5,000,000 shares of our"
		common stock to the Elixir parties.	Issuer
For	For	Approve an Amendment to our Amended
		and Restated 1999 Stock Option Plan
		to increase the number of shares of
		common stock reserved under the
		Plan to 15 million.	Issuer
For	For	Approve an Amendment to our Articles
		of Incorporation increasing our
		authorized common stock to 300
		million shares.	Issuer
For	For	Vote on the adjournment or
		postponement of the Special Meeting
		to another time and date if such
		action is necessary for the Board
		of Directors to solicit additional
		"proxies in favor of Proposals 1,"
		"2, 3, 4 or 5."	Issuer
For	For	"In their discretion, the proxies are"
		authorized to vote upon such other
		matters as may properly come before
		the meeting.	Issuer

Company Name	Meeting Date	Cusip	Ticker
Westmoreland Coal Co	8/16/2007	960871-08-6	WLB
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Keith E. Alessi	Issuer
For	For	Director - Thomas J. Coffey	Issuer
For	For	Director - Richard M. Kingaman	Issuer
For	For	Rights offering.	Issuer
For	For	Standby Purchase Agreement and
		related transactions.	Issuer
For	For	2007 Equity Incentive Plan.	Issuer
For	For	Amended Certificate of Incorporation.	Issuer

Company Name	Meeting Date	Cusip	Ticker
"Westaff, Inc."	4/16/2008	957070-10-5	WSTF
			Proposed by Issuer
Vote	MRV	Proposal	or Security Holder
For	For	Director - Michael T. Willis	Issuer
For	For	Director - Don K. Rice	Issuer
For	For	Director - Walter W. Macauley	Issuer
For	For	Approval of an Amendment and
		Restatement of the Employee Stock
		Purchase Plan.	Issuer


SIGNATURES




"Pursuant to the requirements of the Investment Company Act of 1940, the" registrant has duly caused this report to be signed on its behalf by the "undersigned, thereunto duly authorized."

(Registrant) Professionally Managed Portfolios

"By (Signature and Title)* /s/ Robert M. Slotky, President /s/"
"  Robert M. Slotky, President"


Date 7/30/2008
* Print the name and title of each signing officer under his or her signature.